UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-5075

Thrivent Mutual Funds

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

Rebecca A. Paulzine, Assistant Secretary

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-5168

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

Item 1.	Schedule of Investments

Real Estate Securities Fund

Schedule of Investments as of March 31, 2010

(unaudited)

Shares	Common Stock (97.3%)	Value
Diversified REITS (7.0%)
13,548	Colonial Properties Trust	$174,498
40,138	Liberty Property Trust	1,362,284
5,700	PS Business Parks, Inc.	304,380
64,747	Vornado Realty Trust	4,901,348
11,380	Washington Real Estate Investment Trust	347,659

	Total Diversified REITS	7,090,169

Financials (6.3%)
79,563	iShares Dow Jones U.S. Real Estate Index Fund	3,960,646
49,567	Vanguard REIT ETF	2,419,861

	Total Financials	6,380,507

Hotels, Resorts & Cruise Lines (0.7%)
400	Gaylord Entertainment Company[a]	11,716
100	Marriott International, Inc.	3,152
14,479	Starwood Hotels & Resorts Worldwide, Inc.	675,301

	Total Hotels, Resorts & Cruise Lines	690,169

Industrial REITS (4.7%)
54,043	AMB Property Corporation	1,472,131
78,382	DCT Industrial Trust, Inc.	409,938
12,825	DuPont Fabros Technology, Inc.	276,892
9,500	EastGroup Properties, Inc.	358,530
7,450	First Potomac Realty Trust	111,973
158,330	ProLogis	2,089,956

	Total Industrial REITS	4,719,420

Mortgage REITS (0.3%)
10,987	Annaly Capital Management, Inc.	188,757
8,500	MFA Mortgage Investments, Inc.	62,560

	Total Mortgage REITS	251,317

Office REITS (16.7%)
19,950	Alexandria Real Estate Equities, Inc.	1,348,620
35,853	BioMed Realty Trust, Inc.	593,009
59,900	Boston Properties, Inc.	4,518,856
59,646	Brandywine Realty Trust	728,278
25,095	Corporate Office Properties Trust	1,007,062
44,525	Digital Realty Trust, Inc.	2,413,255
46,793	Douglas Emmett, Inc.	719,208
64,600	Duke Realty Corporation	801,040
3,100	Government Properties Income Trust	80,631
23,431	Highwoods Properties, Inc.	743,466
25,440	HRPT Properties Trust	197,923
20,570	Kilroy Realty Corporation	634,379
9,850	Lexington Realty Trust	64,124
30,325	Mack-Cali Realty Corporation	1,068,956
9,100	Piedmont Office Realty Trust, Inc.	180,635
31,242	SL Green Realty Corporation	1,789,229

	Total Office REITS	16,888,671

Real Estate Operating Companies (1.0%)
42,800	Brookfield Properties Corporation	657,408

Shares	Common Stock (97.3%)	Value
Real Estate Operating Companies (1.0%) - continued
21,839	Forest City Enterprises, Inc.[a]	$314,700

	Total Real Estate Operating Companies	972,108

Residential REITS (15.0%)
28,998	American Campus Communities, Inc.	802,085
44,849	Apartment Investment & Management Company	825,670
8,252	Associated Estates Realty Corporation	113,795
33,653	AvalonBay Communities, Inc.	2,905,937
18,300	BRE Properties, Inc.	654,225
27,340	Camden Property Trust	1,138,164
12,350	Education Realty Trust, Inc.	71,012
16,840	Equity Lifestyle Properties, Inc.	907,339
104,095	Equity Residential	4,075,319
15,600	Essex Property Trust, Inc.	1,403,220
12,100	Home Properties, Inc.	566,280
10,788	Mid-America Apartment Communities, Inc.	558,711
15,588	Post Properties, Inc.	343,248
45,213	UDR, Inc.	797,557

	Total Residential REITS	15,162,562

Retail REITS (22.0%)
17,076	Acadia Realty Trust	304,977
49,618	CBL & Associates Properties, Inc.	679,767
3,900	Cedar Shopping Centers, Inc.	30,849
41,271	Developers Diversified Realty Corporation	502,268
11,619	Equity One, Inc.	219,483
31,680	Federal Realty Investment Trust	2,306,621
12,831	Glimcher Realty Trust	65,053
15,000	Inland Real Estate Corporation	137,250
117,967	Kimco Realty Corporation	1,845,004
20,551	Kite Realty Group Trust	97,206
44,289	Macerich Company	1,696,711
28,000	National Retail Properties, Inc.	639,240
3,600	Pennsylvania Real Estate Investment Trust	44,892
6,984	Ramco-Gershenson Properties Trust	78,640
12,175	Realty Income Corporation	373,651
40,400	Regency Centers Corporation	1,513,788
2,900	Saul Centers, Inc.	120,060
113,226	Simon Property Group, Inc.	9,499,661
16,749	Tanger Factory Outlet Centers, Inc.	722,887
21,700	Taubman Centers, Inc.	866,264
23,700	Weingarten Realty Investors	510,972

	Total Retail REITS	22,255,244

Specialized REITS (23.6%)
9,200	Cogdell Spencer, Inc.	68,080
30,552	DiamondRock Hospitality Company[a]	308,881
12,440	Entertainment Properties Trust	511,657
34,955	Extra Space Storage, Inc.	443,229
97,271	Health Care Property Investors, Inc.	3,209,943
38,326	Health Care REIT, Inc.	1,733,485
17,500	Healthcare Realty Trust, Inc.	407,575

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
1

Real Estate Securities Fund

Schedule of Investments as of March 31, 2010

(unaudited)

Shares	Common Stock (97.3%)	Value
Specialized REITS (23.6%) - continued
34,350	Hersha Hospitality Trust	$177,933
26,048	Hospitality Properties Trust	623,849
217,296	Host Hotels & Resorts, Inc.	3,183,386
21,700	LaSalle Hotel Properties	505,610
4,229	LTC Properties, Inc.	114,437
6,187	Medical Properties Trust, Inc.	64,840
44,775	Nationwide Health Properties, Inc.	1,573,841
24,530	Omega Healthcare Investors, Inc.	478,090
1,764	Pebblebrook Hotel Trust[a]	37,097
15,902	Plum Creek Timber Company, Inc.	618,747
1,000	Potlatch Corporation	35,040
52,710	Public Storage, Inc.	4,848,793
6,000	Rayonier, Inc. REIT	272,580
42,544	Senior Housing Property Trust	942,350
3,300	Sovran Self Storage, Inc.	115,038
25,415	Sunstone Hotel Investors, Inc.[a]	283,885
21,725	U-Store-It Trust	156,420
66,441	Ventas, Inc.	3,154,619

	Total Specialized REITS	23,869,405

	Total Common Stock (cost $103,249,755)	98,279,572

Shares	Preferred Stock (0.2%)	Value
Retail REITS (0.2%)
7,967	CBL & Associates Properties, Inc.	169,936

	Total Retail REITS	169,936

	Total Preferred Stock (cost $161,730)	169,936

Principal Amount	Long-Term Fixed Income (0.2%)	Value
Asset-Backed Securities (<0.1%)
	Residential Funding Mortgage Securities
44,880	4.470%, 7/25/2018[b]	43,317

	Total Asset-Backed Securities	43,317

Collateralized Mortgage Obligations (0.2%)
	Countrywide Home Loans, Inc.
72,114	5.426%, 3/20/2036	68,825
	Deutsche Alt-A Securities, Inc.
67,370	5.888%, 6/25/2036	64,157
	Impac Secured Assets Corporation
49,610	0.326%, 4/26/2010[c]	48,348
59,737	0.356%, 4/26/2010[c]	24,491
	J.P. Morgan Alternative Loan Trust
37,790	0.326%, 4/25/2010[c]	36,929

	Total Collateralized Mortgage Obligations	242,750

	Total Long-Term Fixed Income (cost $314,162)	286,067

Principal Amount	Short-Term Investments (1.9%)[d]	Value
	Jupiter Securitization Corporation
1,950,000	0.100%, 4/1/2010	$1,950,000

	Total Short-Term Investments (at amortized cost)	1,950,000

	Total Investments (cost $105,675,647) 99.6%	$100,685,575

	Other Assets and Liabilities, Net 0.4%	356,035

	Total Net Assets 100.0%	$101,041,610

a	Non-income producing security.
b	All or a portion of the security is insured or guaranteed.
c	Denotes variable rate obligations for which the current coupon rate and next scheduled reset date are shown.
d	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

REIT	-	Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$8,893,661
Gross unrealized depreciation	(13,883,733)

Net unrealized appreciation (depreciation)	($4,990,072)

Cost for federal income tax purposes	$105,675,647

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
2

Real Estate Securities Fund

Schedule of Investments as of March 31, 2010

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2010, in valuing Real Estate Securities Fund’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Diversified REITS	7,090,169	7,090,169	–	–
Financials	6,380,507	6,380,507	–	–
Hotels, Resorts & Cruise Lines	690,169	690,169	–	–
Industrial REITS	4,719,420	4,719,420	–	–
Mortgage REITS	251,317	251,317	–	–
Office REITS	16,888,671	16,888,671	–	–
Real Estate Operating Companies	972,108	972,108	–	–
Residential REITS	15,162,562	15,162,562	–	–
Retail REITS	22,255,244	22,255,244	–	–
Specialized REITS	23,869,405	23,869,405	–	–
Long-Term Fixed Income
Asset-Backed Securities	43,317	–	43,317	–
Collateralized Mortgage Obligations	242,750	–	242,750	–
Preferred Stock
Retail REITS	169,936	169,936	–	–
Short-Term Investments	1,950,000	–	1,950,000	–
Total	$100,685,575	$98,449,508	$2,236,067	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
3

Equity Income Plus Fund

Schedule of Investments as of March 31, 2010

(unaudited)

Shares	Common Stock (81.7%)	Value
Consumer Discretionary (9.7%)
1,300	Carnival plc ADR	$53,222
11,700	Comcast Corporation	220,194
10,800	Cooper Tire & Rubber Company	205,416
950	Daimler AG	44,660
12,400	Gannett Company, Inc.	204,848
9,100	Gap, Inc.	210,301
5,900	Garmin, Ltd.	227,032
1,000	Honda Motor Company, Ltd. ADR	35,290
7,400	Marriott International, Inc.	233,248
9,100	Mattel, Inc.	206,934
5,800	McGraw-Hill Companies, Inc.	206,770
14,200	Newell Rubbermaid, Inc.	215,840
3,700	Pearson plc ADR	58,053
23,800	Service Corporation International	218,484
300	Starwood Hotels & Resorts Worldwide, Inc.	13,992
4,800	TJX Companies, Inc.	204,096
1,000	Toyota Motor Corporation ADR	80,420
8,500	Wyndham Worldwide Corporation	218,705
5,900	Yum! Brands, Inc.	226,147

	Total Consumer Discretionary	3,083,652

Consumer Staples (5.9%)
1,000	Anheuser-Busch InBev NV ADR[a]	50,450
700	British American Tobacco plc ADR	48,230
7,500	Coca-Cola Enterprises, Inc.	207,450
2,400	Colgate-Palmolive Company[b]	204,624
500	Companhia de Bebidas das Americas ADR	45,830
4,900	Hershey Company	209,769
3,800	Kellogg Company	203,034
7,200	Kimberly-Clark Corporation	452,736
6,500	Philip Morris International, Inc.	339,040
1,800	Unilever NV	54,288
2,200	Unilever plc ADR	64,416

	Total Consumer Staples	1,879,867

Energy (3.9%)
1,800	BP plc ADR	102,726
300	CNOOC, Ltd. ADR	49,524
1,900	Enerplus Resources Fund	45,049
1,300	Eni SPA ADR	61,009
4,900	National Oilwell Varco, Inc.	198,842
1,700	PetroChina Company, Ltd. ADR	199,274
2,800	Petroleo Brasileiro SA ADR	110,852
3,600	Royal Dutch Shell plc ADR	199,188
2,300	StatoilHydro ASA ADR	53,659
1,400	Suncor Energy, Inc.	45,556
2,200	Talisman Energy, Inc.	37,532
1,300	Total SA ADR	75,426
1,300	TransCanada Corporation	47,788

	Total Energy	1,226,425

Financials (24.5%)
3,900	ACE, Ltd.	203,970
4,000	AFLAC, Inc.	217,160
400	Agree Realty Corporation	9,144
200	Alexandria Real Estate Equities, Inc.	13,520
6,200	Allstate Corporation	200,322
900	AMB Property Corporation	24,516

Shares	Common Stock (81.7%)	Value
Financials (24.5%) - continued
800	American Campus Communities, Inc.	$22,128
5,200	American Express Company[b]	214,552
600	Ashford Hospitality Trust[a]	4,302
7,000	Aspen Insurance Holdings, Ltd.	201,880
800	AvalonBay Communities, Inc.	69,080
2,100	AXA SA ADR	46,284
6,300	Axis Capital Holdings, Ltd.	196,938
3,400	Banco Bilbao Vizcaya Argentaria SA ADR	46,546
3,100	Banco Bradesco SA ADR	57,133
5,700	Banco Santander SA ADR	75,639
12,100	Bank of America Corporation	215,985
1,000	Bank of Nova Scotia	50,020
1,900	Barclays plc ADR	41,325
1,000	BioMed Realty Trust, Inc.	16,540
1,100	Boston Properties, Inc.	82,984
700	Brandywine Realty Trust	8,547
400	BRE Properties, Inc.	14,300
1,500	Brookfield Asset Management, Inc.	38,130
800	Brookfield Properties Corporation	12,288
500	Camden Property Trust	20,815
600	CBL & Associates Properties, Inc.	8,220
900	China Life Insurance Company, Ltd. ADR	64,836
200	Corporate Office Properties Trust	8,026
1,050	Credit Suisse Group ADR	53,949
1,200	DCT Industrial Trust, Inc.	6,276
550	Deutsche Bank AG	42,279
500	Developers Diversified Realty Corporation	6,085
1,100	DiamondRock Hospitality Company[a]	11,121
700	Digital Realty Trust, Inc.	37,940
400	Duke Realty Corporation	4,960
400	DuPont Fabros Technology, Inc.	8,636
100	EastGroup Properties, Inc.	3,774
800	Education Realty Trust, Inc.	4,600
100	Entertainment Properties Trust	4,113
750	Equity One, Inc.	14,167
1,700	Equity Residential	66,555
300	Essex Property Trust, Inc.	26,985
800	Federal Realty Investment Trust	58,248
15,900	Fifth Third Bancorp[b]	216,081
400	First Industrial Realty Trust, Inc.[a]	3,104
400	Forest City Enterprises, Inc.[a]	5,764
1,500	Franklin Street Properties Corporation	21,645
600	Getty Realty Corporation	14,040
400	Glimcher Realty Trust	2,028
1,300	Goldman Sachs Group, Inc.	221,819
800	Government Properties Income Trust	20,808
7,800	Hartford Financial Services Group, Inc.	221,676
1,600	Health Care Property Investors, Inc.	52,800
200	Health Care REIT, Inc.	9,046
600	Highwoods Properties, Inc.	19,038
200	Hospitality Properties Trust	4,790
4,200	Host Hotels & Resorts, Inc.	61,530
2,000	HSBC Holdings plc ADR	101,380
3,500	ING Groep NV ADR[a]	34,860

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
4

Equity Income Plus Fund

Schedule of Investments as of March 31, 2010

(unaudited)

Shares	Common Stock (81.7%)	Value
Financials (24.5%) - continued
3,600	Itau Unibanco Holding SA ADR	$79,164
4,800	J.P. Morgan Chase & Company	214,800
300	Kilroy Realty Corporation	9,252
2,400	Kimco Realty Corporation	37,536
600	Kite Realty Group Trust	2,838
600	LaSalle Hotel Properties	13,980
100	Lexington Realty Trust	651
1,000	Liberty Property Trust	33,940
11,500	Lloyds Banking Group plc ADR[a]	44,275
300	LTC Properties, Inc.	8,118
600	Macerich Company	22,986
600	Mack-Cali Realty Corporation	21,150
1,900	Manulife Financial Corporation	37,411
400	Medical Properties Trust, Inc.	4,192
5,400	MetLife, Inc.	234,036
10,000	Mitsubishi UFJ Financial Group, Inc. ADR	52,300
600	National Health Investors, Inc.	23,256
900	National Retail Properties, Inc.	20,547
700	Nationwide Health Properties, Inc.	24,605
400	Omega Healthcare Investors, Inc.	7,796
500	Post Properties, Inc.	11,010
200	Potlatch Corporation	7,008
8,300	Principal Financial Group, Inc.	242,443
11,700	Progressive Corporation	223,353
3,200	ProLogis	42,240
3,800	Prudential Financial, Inc.	229,900
200	PS Business Parks, Inc.	10,680
1,000	Public Storage, Inc.	91,990
100	Ramco-Gershenson Properties Trust	1,126
300	Rayonier, Inc. REIT	13,629
400	Realty Income Corporation	12,276
800	Regency Centers Corporation	29,976
1,000	Royal Bank of Canada	58,350
11,300	SEI Investments Company	248,261
1,200	Senior Housing Property Trust	26,580
1,700	Simon Property Group, Inc.	142,630
600	SL Green Realty Corporation	34,362
100	Sovran Self Storage, Inc.	3,486
17,250	SPDR DJ Wilshire International Real Estate ETF	606,855
3,900	Transatlantic Holdings, Inc.	205,920
4,000	Travelers Companies, Inc.	215,760
8,100	U.S. Bancorp	209,628
2,950	UBS AGa	48,026
400	UDR, Inc.	7,056
200	Universal Health Realty Income Trust	7,068
9,300	Unum Group	230,361
200	Urstadt Biddle Properties	3,162
100	U-Store-It Trust	720
1,000	Ventas, Inc.	47,480
1,000	Vornado Realty Trust	75,700
100	Washington Real Estate Investment Trust	3,055
7,000	Wells Fargo & Company	217,840
400	Westpac Banking Corporation ADR	50,832

	Total Financials	7,796,823

Health Care (6.3%)
6,000	Abbott Laboratories[b]	316,080

Shares	Common Stock (81.7%)	Value
Health Care (6.3%) - continued
1,000	AstraZeneca plc ADR	$44,720
27,700	Eli Lilly and Company	1,003,294
1,600	GlaxoSmithKline plc ADR	61,632
1,550	Novartis AG ADR	83,855
11,459	Pfizer, Inc.	196,522
1,650	Sanofi-Aventis ADR	61,644
600	Shire Pharmaceuticals Group plc ADR	39,576
5,800	UnitedHealth Group, Inc.	189,486

	Total Health Care	1,996,809

Industrials (5.2%)
2,600	ABB, Ltd. ADR[a]	56,784
7,600	Brink’s Company[b]	214,548
800	Canadian National Railway Company	48,472
4,900	Honeywell International, Inc.	221,823
5,100	Landstar System, Inc.[b]	214,098
2,500	Lockheed Martin Corporation	208,050
9,900	R.R. Donnelley & Sons Company	211,365
3,500	Raytheon Company	199,920
650	Siemens AG ADR	64,980
3,400	United Parcel Service, Inc.	218,994

	Total Industrials	1,659,034

Information Technology (7.5%)
6,400	Broadcom Corporation[b]	212,352
1,000	Canon, Inc. ADR	46,210
128,600	EarthLink, Inc.	1,098,244
1,000	Hitachi, Ltd. ADR[a]	37,190
1,600	International Business Machines Corporation	205,200
400	Research in Motion, Ltd.[a]	29,580
900	SAP AG ADR	43,353
3,650	STMicroelectronics NV	35,989
4,000	Taiwan Semiconductor Manufacturing Company, Ltd. ADR	41,960
13,700	Total System Services, Inc.	214,542
12,700	Western Union Company	215,392
20,900	Xerox Corporation	203,775

	Total Information Technology	2,383,787

Materials (6.8%)
1,300	ArcelorMittal	57,083
900	Barrick Gold Corporation	34,506
1,800	BHP Billiton plc ADR	123,174
1,500	BHP Billiton, Ltd. ADR	120,480
5,800	E.I. du Pont de Nemours and Company[b]	215,992
2,500	Freeport-McMoRan Copper & Gold, Inc.	208,850
800	Goldcorp, Inc.	29,776
7,900	International Paper Company	194,419
2,300	Lubrizol Corporation	210,956
8,200	Nalco Holding Company	199,506
4,100	Newmont Mining Corporation	208,813
400	POSCO ADR	46,804
300	Potash Corporation of Saskatchewan, Inc.	35,805
300	Rio Tinto plc ADR	71,019
1,100	Southern Copper Corporation	34,837
650	Syngenta AG ADR	36,082

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
5

Equity Income Plus Fund

Schedule of Investments as of March 31, 2010

(unaudited)

Shares	Common Stock (81.7%)	Value
Materials (6.8%) - continued
10,500	Temple-Inland, Inc.	$214,515
3,700	Vale SA SP ADR	119,103

	Total Materials	2,161,720

Telecommunications Services (9.0%)
1,300	America Movil SA de CV ADR	65,442
2,700	China Telecom Corporation, Ltd.	129,924
2,350	France Telecom SA ADR	56,517
3,000	Nippon Telegraph & Telephone Corporation ADR	63,060
4,000	NTT DoCoMo, Inc. ADR	60,800
1,200	Telefonica SA ADR	85,320
37,200	Verizon Communications, Inc.	1,153,944
3,600	Vodafone Group plc ADR	83,844
105,800	Windstream Corporation	1,152,162

	Total Telecommunications Services	2,851,013

Utilities (2.9%)
5,600	Constellation Energy Group, Inc.[b]	196,616
800	Empresa Nacional de Electricidad SA ADR	37,592
15,500	Nicor, Inc.	649,760
1,000	Veolia Environnement ADR	34,570

	Total Utilities	918,538

	Total Common Stock (cost $24,376,888)	25,957,668

Principal Amount	Long-Term Fixed Income (6.2%)	Value
Consumer Cyclical (0.6%)
	CVS Caremark Corporation
200,000	6.302%, 6/1/2037	189,000

	Total Consumer Cyclical	189,000

Energy (0.6%)
	Enbridge Energy Partners, LP
175,000	8.050%, 10/1/2037	173,233

	Total Energy	173,233

Financials (3.7%)
	J.P. Morgan Chase & Company
100,000	7.900%, 4/30/2018	106,610
	MetLife, Inc.
200,000	7.875%, 12/15/2037[c]	204,000
	Reinsurance Group of America, Inc.
225,000	6.750%, 12/15/2065	206,730
	Wachovia Capital Trust III
150,000	5.800%, 3/15/2011	127,125
	Wells Fargo Capital XV
125,000	9.750%, 9/26/2013	140,000
	XL Capital, Ltd.
250,000	6.500%, 4/15/2017	212,500
	ZFS Finance USA Trust II
200,000	6.450%, 12/15/2065[c]	191,000

	Total Financials	1,187,965

Utilities (1.3%)
	Dominion Resources, Inc.
200,000	6.300%, 9/30/2066	189,000

Principal Amount	Long-Term Fixed Income (6.2%)	Value
Utilities (1.3%) - continued
	Enterprise Products Operating, LLC
$225,000	7.034%, 1/15/2068	$214,031

	Total Utilities	403,031

	Total Long-Term Fixed Income (cost $1,900,634)	1,953,229

Shares	Preferred Stock (0.4%)	Value
Financials (0.3%)
1,500	Bank of America Corporation	38,925
2,000	U.S. Bancorp	55,840

	Total Financials	94,765

Utilities (0.1%)
1,720	Xcel Energy, Inc.	46,303

	Total Utilities	46,303

	Total Preferred Stock (cost $131,761)	141,068

Principal Amount	Short-Term Investments (10.4%)[d]	Value
	Federal Home Loan Bank Discount Notes
1,500,000	0.070%, 4/5/2010	1,499,988
300,000	0.140%, 4/14/2010[e]	299,985
	Federal National Mortgage Association Discount Notes
1,500,000	0.050%, 4/5/2010	1,499,992

	Total Short-Term Investments (at amortized cost)	3,299,965

	Total Investments (cost $29,709,248) 98.7%	$31,351,930

	Other Assets and Liabilities, Net 1.3%	424,967

	Total Net Assets 100.0%	$31,776,897

a	Non-income producing security.
b	All or a portion of the security was earmarked to cover written options.
c	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2010, the value of these investments was $395,000 or 1.2% of total net assets.
d	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
e	At March 31, 2010, $299,985 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
6

Equity Income Plus Fund

Schedule of Investments as of March 31, 2010

(unaudited)

REIT	-	Real Estate Investment Trust, is a company that
buys, develops, manages and/or sells real estate
assets.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$1,720,494
Gross unrealized depreciation	(77,812)

Net unrealized appreciation (depreciation)	$1,642,682

Cost for federal income tax purposes	$29,709,248

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2010, in valuing Equity Income Plus Fund’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	3,083,652	3,083,652	–	–
Consumer Staples	1,879,867	1,879,867	–	–
Energy	1,226,425	1,226,425	–	–
Financials	7,796,823	7,796,823	–	–
Health Care	1,996,809	1,996,809	–	–
Industrials	1,659,034	1,659,034	–	–
Information Technology	2,383,787	2,383,787	–	–
Materials	2,161,720	2,161,720	–	–
Telecommunications Services	2,851,013	2,851,013	–	–
Utilities	918,538	918,538	–	–
Long-Term Fixed Income
Consumer Cyclical	189,000	–	189,000	–
Energy	173,233	–	173,233	–
Financials	1,187,965	–	1,187,965	–
Utilities	403,031	–	403,031	–
Preferred Stock
Financials	94,765	94,765	–	–
Utilities	46,303	46,303	–	–
Short-Term Investments	3,299,965	–	3,299,965	–
Total	$31,351,930	$26,098,736	$5,253,194	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	66,327	66,327	–	–
Call Options Written	3,180	3,180	–	–
Total Asset Derivatives	$69,507	$69,507	$–	$–

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
S&P 500 Index Mini-Futures	61	June 2010	$3,487,533	$3,553,860	$66,327
Total Futures Contracts					$66,327

Call Options Written	Number of Contracts	Exercise Price	Expiration Date	Value	Unrealized Gain/(Loss)
S&P 500 Mini-Futures	15	$1,190.00	April 2010	($3,112)	$2,284
S&P 500 Mini-Futures	15	1,185.00	April 2010	(4,125)	896
Total Call Options Written				($7,237)	$3,180

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
7

Diversified Income Plus Fund

Schedule of Investments as of March 31, 2010

(unaudited)

Principal Amount	Bank Loans (0.1%)[a]	Value
Financials (0.1%)
	Nuveen Investments, Inc., Term Loan
$140,000	12.500%, 7/31/2015	$149,450

	Total Financials	149,450

	Total Bank Loans (cost $127,133)	149,450

Principal Amount	Long-Term Fixed Income (60.3%)	Value
Asset-Backed Securities (5.1%)
	Americredit Automobile Receivables Trust
335,313	5.490%, 7/6/2012[b]	337,919
	Carrington Mortgage Loan Trust
1,700,000	0.396%, 4/26/2010[c]	749,399
	GMAC Mortgage Corporation Loan Trust
964,995	6.180%, 5/25/2036[b]	856,653
	Goldman Sachs Alternative Mortgage Products Trust
1,250,000	0.326%, 4/26/2010[c]	1,106,853
	GSAMP Trust
1,614,085	0.426%, 4/26/2010[c]	1,249,465
	Merna Reinsurance, Ltd.
600,000	2.040%, 7/7/2010[d]	595,080
600,000	3.040%, 7/7/2010[d]	596,160
	Renaissance Home Equity Loan Trust
870,662	5.746%, 5/25/2036	500,041
1,000,000	6.011%, 5/25/2036	497,469
1,450,000	5.797%, 8/25/2036	885,880
	Residential Funding Mortgage Securities
269,280	4.470%, 7/25/2018[b]	259,901

	Total Asset-Backed Securities	7,634,820

Basic Materials (3.5%)
	Allegheny Technologies, Inc., Convertible
217,000	4.250%, 6/1/2014	317,634
	ArcelorMittal
600,000	6.125%, 6/1/2018[e]	629,824
	Arch Western Finance, LLC
220,000	6.750%, 7/1/2013	220,825
	Domtar Corporation
285,000	7.125%, 8/15/2015	296,400
	Dow Chemical Company
600,000	8.550%, 5/15/2019	725,845
	Drummond Company, Inc.
320,000	7.375%, 2/15/2016	312,000
	FMG Finance, Pty., Ltd.
320,000	10.625%, 9/1/2016[d]	368,800
	Goldcorp, Inc., Convertible
310,000	2.000%, 8/1/2014[d]	344,875
	Graphic Packaging International, Inc.
300,000	9.500%, 8/15/2013	307,500
	Griffin Coal Mining Company, Pty., Ltd.
230,000	9.500%, 12/1/2016[d,f]	147,200
	Hexion Finance Escrow, LLC
290,000	8.875%, 2/1/2018[d]	285,650

Principal Amount	Long-Term Fixed Income (60.3%)	Value
Basic Materials (3.5%) - continued
	Jefferson Smurfit Corporation
$100,000	8.250%, 10/1/2012[f]	$89,000
	Newmont Mining Corporation, Convertible
248,000	3.000%, 2/15/2012	314,030
	Smurfit-Stone Container Enterprises, Inc.
240,000	8.000%, 3/15/2017[f,g]	214,200
	Steel Dynamics, Inc.
250,000	7.750%, 4/15/2016	261,250
	Teck Resources, Ltd.
150,000	10.250%, 5/15/2016	178,500
150,000	10.750%, 5/15/2019	183,750

	Total Basic Materials	5,197,283

Capital Goods (2.0%)
	Alliant Techsystems, Inc. Convertible
279,000	3.000%, 8/15/2024[e]	324,686
	Associated Materials, LLC
80,000	9.875%, 11/15/2016	86,400
	Berry Plastics Escrow Corporation
130,000	8.875%, 9/15/2014	126,912
	General Cable Corporation, Convertible
129,000	4.500%, 11/15/2019[h]	124,001
	Graham Packaging Company, LP/GPC Capital Corporation I
160,000	8.250%, 1/1/2017[d]	161,200
	Leucadia National Corporation
370,000	7.125%, 3/15/2017	366,300
	Norcraft Companies, LP/Norcraft Finance Corporation
90,000	10.500%, 12/15/2015[d]	94,950
	Owens-Illinois, Inc.
320,000	7.800%, 5/15/2018	330,400
	RBS Global, Inc./Rexnord Corporation
290,000	9.500%, 8/1/2014	301,600
60,000	11.750%, 8/1/2016	64,350
	SPX Corporation
195,000	7.625%, 12/15/2014	204,019
	Textron, Inc.
450,000	7.250%, 10/1/2019	486,176
	TransDigm, Inc.
150,000	7.750%, 7/15/2014	153,375
	United Rentals North America, Inc.
150,000	10.875%, 6/15/2016	163,125

	Total Capital Goods	2,987,494

Collateralized Mortgage Obligations (11.0%)
	Bear Stearns Adjustable Rate Mortgage Trust
1,670,811	4.625%, 8/25/2010[c]	1,470,117
	Citigroup Mortgage Loan Trust, Inc.
1,104,988	5.500%, 11/25/2035	816,921
	Citimortgage Alternative Loan Trust
1,490,839	5.750%, 4/25/2037	1,145,466

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
8

Diversified Income Plus Fund

Schedule of Investments as of March 31, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (60.3%)	Value
Collateralized Mortgage Obligations (11.0%) - continued
	Countrywide Alternative Loan Trust
$987,625	6.000%, 4/25/2036	$849,694
632,247	6.000%, 1/25/2037	416,221
	Deutsche Alt-A Securities, Inc.
2,181,828	1.016%, 4/1/2010[c]	1,223,165
756,028	5.500%, 10/25/2021	619,588
	First Horizon Mortgage Pass-Through Trust
1,061,541	5.811%, 8/25/2037	814,424
	GSR Mortgage Loan Trust
1,240,534	0.436%, 4/26/2010[c]	994,746
	J.P. Morgan Alternative Loan Trust
374,390	0.316%, 4/25/2010[c]	351,786
	J.P. Morgan Mortgage Trust
472,399	6.500%, 1/25/2035	441,103
836,876	5.981%, 10/25/2036	718,180
	MASTR Alternative Loans Trust
1,415,925	6.500%, 5/25/2034	1,322,120
623,262	6.500%, 7/25/2034	600,669
	New York Mortgage Trust
1,457,759	5.582%, 5/25/2036	500,188
	Structured Adjustable Rate Mortgage Loan Trust
888,663	5.911%, 9/25/2036	231,687
	WaMu Mortgage Pass Through Certificates
1,087,588	5.597%, 11/25/2036	875,774
795,086	5.845%, 8/25/2046	657,148
	Washington Mutual Mortgage Pass-Through Certificates
1,980,805	1.213%, 4/1/2010[c]	853,327
	Wells Fargo Mortgage Backed Securities Trust
2,151,055	5.938%, 9/25/2036	531,855
1,449,030	6.000%, 7/25/2037	1,276,488

	Total Collateralized Mortgage Obligations	16,710,667

Commercial Mortgage-Backed Securities (7.1%)
	Banc of America Commercial Mortgage, Inc.
1,250,000	5.356%, 10/10/2045	1,214,586
	Bear Stearns Commercial Mortgage Securities, Inc.
1,200,000	5.694%, 6/11/2050	1,187,616
	Commercial Mortgage Pass-Through Certificates
1,000,000	0.410%, 4/15/2010[c,i]	837,840
	Credit Suisse Mortgage Capital Certificates
1,250,000	5.467%, 9/15/2039	1,200,805
	Greenwich Capital Commercial Funding Corporation
1,250,000	5.867%, 12/10/2049	1,057,385
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
1,750,000	5.336%, 5/15/2047	1,706,409

Principal Amount	Long-Term Fixed Income (60.3%)	Value
Commercial Mortgage-Backed Securities (7.1%) - continued
	LB-UBS Commercial Mortgage Trust
$1,200,000	5.866%, 9/15/2045	$1,181,249
	Wachovia Bank Commercial Mortgage Trust
1,250,000	0.350%, 4/15/2010[c,i]	933,710
1,250,000	5.765%, 7/15/2045	1,274,075

	Total Commercial Mortgage-Backed Securities	10,593,675

Communications Services (4.6%)
	CBS Corporation
450,000	8.875%, 5/15/2019	543,602
	Cengage Learning Acquisitions, Inc.
280,000	10.500%, 1/15/2015[d]	268,800
	Cequel Communications Holdings I, LLC
290,000	8.625%, 11/15/2017[d]	297,975
	Charter Communications Operating, LLC
300,000	8.375%, 4/30/2014[d,f]	308,250
	Clear Channel Worldwide Holdings, Inc.
150,000	9.250%, 12/15/2017[d]	156,750
	Cricket Communications, Inc.
295,000	9.375%, 11/1/2014[g]	300,162
	CSC Holdings, Inc.
150,000	8.500%, 4/15/2014[d]	159,750
	DirecTV Holdings, LLC/DirecTV Financing Company, Inc.
600,000	5.875%, 10/1/2019[d]	624,413
	Frontier Communications Corporation
150,000	8.125%, 10/1/2018	150,000
	GCI, Inc.
240,000	8.625%, 11/15/2019[d]	244,500
	Intelsat Bermuda, Ltd.
255,000	11.500%, 2/4/2017	261,375
	Intelsat Subsidiary Holding Company, Ltd.
295,000	8.875%, 1/15/2015	304,587
	Level 3 Financing, Inc.
470,000	9.250%, 11/1/2014	458,250
	Nielsen Finance, LLC/Nielsen Finance Company
150,000	10.000%, 8/1/2014	157,125
	NII Capital Corporation
280,000	8.875%, 12/15/2019[d]	289,800
	PAETEC Holding Corporation
310,000	9.500%, 7/15/2015	313,875
	Quebecor Media, Inc.
420,000	7.750%, 3/15/2016	425,250
	Time Warner Cable, Inc.
450,000	8.250%, 4/1/2019	544,540
	Virgin Media Finance plc
240,000	9.125%, 8/15/2016	255,000
90,000	8.375%, 10/15/2019	92,475
	Wind Acquisition Holdings Finance SPA
260,000	12.250%, 7/15/2017[d]	257,400

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
9

Diversified Income Plus Fund

Schedule of Investments as of March 31, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (60.3%)	Value
Communications Services (4.6%) - continued
	Windstream Corporation
$500,000	7.875%, 11/1/2017	$492,500

	Total Communications Services	6,906,379

Consumer Cyclical (4.7%)
	AMC Entertainment, Inc.
300,000	8.750%, 6/1/2019	315,000
	American Axle & Manufacturing, Inc.
100,000	5.250%, 2/11/2014	91,250
	Ameristar Casinos, Inc.
170,000	9.250%, 6/1/2014[e]	178,075
	Beazer Homes USA, Inc.
160,000	6.875%, 7/15/2015	140,800
	Blockbuster, Inc.
37,000	11.750%, 10/1/2014[d]	27,287
	Bon-Ton Stores, Inc.
210,000	10.250%, 3/15/2014	204,750
	Burlington Coat Factory Warehouse Corporation
220,000	11.125%, 4/15/2014	232,650
	Circus & Eldorado Joint Venture/Silver Legacy Capital Corporation
350,000	10.125%, 3/1/2012	304,500
	CVS Caremark Corporation
800,000	6.302%, 6/1/2037	756,000
	Dollarama Group, LP
139,000	7.206%, 6/15/2010[c]	137,957
	Ford Motor Credit Company, LLC
440,000	8.000%, 6/1/2014	463,213
	Gaylord Entertainment Company
220,000	6.750%, 11/15/2014	210,650
	KB Home
280,000	6.250%, 6/15/2015	268,800
	MGM MIRAGE
90,000	6.750%, 9/1/2012	85,050
150,000	7.500%, 6/1/2016[g]	124,875
110,000	11.125%, 11/15/2017[d]	123,750
110,000	11.375%, 3/1/2018[d,g]	106,150
	Mohegan Tribal Gaming Authority
210,000	11.500%, 11/1/2017[d]	223,650
	NCL Corporation, Ltd.
210,000	11.750%, 11/15/2016[d]	228,375
	Peninsula Gaming, LLC
110,000	8.375%, 8/15/2015[d]	109,725
150,000	10.750%, 8/15/2017[d]	143,250
	Penn National Gaming, Inc.
170,000	8.750%, 8/15/2019[d]	172,550
	Pinnacle Entertainment, Inc.
160,000	7.500%, 6/15/2015	138,400
	Rite Aid Corporation
240,000	7.500%, 3/1/2017	222,600
100,000	9.500%, 6/15/2017[g]	84,000
	Service Corporation International
170,000	6.750%, 4/1/2015	169,150
	Shingle Springs Tribal Gaming Authority
320,000	9.375%, 6/15/2015[d]	265,600

Principal Amount	Long-Term Fixed Income (60.3%)	Value
Consumer Cyclical (4.7%) - continued
	Speedway Motorsports, Inc.
$90,000	8.750%, 6/1/2016	$95,850
	Toys R Us Property Company I, LLC
180,000	10.750%, 7/15/2017[d]	200,700
	TRW Automotive, Inc.
240,000	7.000%, 3/15/2014[d]	236,400
	Tunica-Biloxi Gaming Authority
310,000	9.000%, 11/15/2015[i]	294,500
	Turning Stone Resort Casino Enterprise
280,000	9.125%, 9/15/2014[d]	280,000
	Universal City Development Partners, Ltd.
150,000	10.875%, 11/15/2016[d]	156,750
	West Corporation
100,000	9.500%, 10/15/2014[g]	102,750
	Wyndham Worldwide Corporation
200,000	6.000%, 12/1/2016	198,129

	Total Consumer Cyclical	7,093,136

Consumer Non-Cyclical (4.0%)
	Archer-Daniels-Midland Company, Convertible
310,000	0.875%, 2/15/2014[e]	307,288
	Beckman Coulter, Inc., Convertible
279,000	2.500%, 12/15/2036[e]	312,480
	Biomet, Inc.
130,000	10.375%, 10/15/2017	143,000
	Charles River Laboratories International, Inc., Convertible
310,000	2.250%, 6/15/2013	315,812
	Community Health Systems, Inc.
230,000	8.875%, 7/15/2015	238,050
	Diversey Holdings, Inc.
150,000	10.500%, 5/15/2020[d]	163,500
	Diversey, Inc.
100,000	8.250%, 11/15/2019[d]	103,500
	DJO Finance, LLC/DJO Finance Corporation
200,000	10.875%, 11/15/2014	217,250
90,000	10.875%, 11/15/2014[d]	97,763
	Fisher Scientific International, Inc. Convertible
248,000	3.250%, 3/1/2024	333,250
	Gilead Sciences, Inc., Convertible
217,000	0.625%, 5/1/2013	273,149
	HCA, Inc.
300,000	6.750%, 7/15/2013	300,000
350,000	9.250%, 11/15/2016	372,094
	Jarden Corporation
250,000	7.500%, 5/1/2017	253,437
	Life Technologies Corporation, Convertible
279,000	3.250%, 6/15/2025	327,476
	M-Foods Holdings, Inc.
200,000	9.750%, 10/1/2013[d]	206,750
	Michael Foods, Inc.
230,000	8.000%, 11/15/2013	236,325

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
10

Diversified Income Plus Fund

Schedule of Investments as of March 31, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (60.3%)	Value
Consumer Non-Cyclical (4.0%) - continued
	Molson Coors Brewing Company Convertible
$310,000	2.500%, 7/30/2013	$336,737
	Omnicare, Inc.
180,000	6.875%, 12/15/2015	176,625
	Revlon Consumer Products Corporation
160,000	9.750%, 11/15/2015[d]	165,200
	Stater Brothers Holdings, Inc.
290,000	8.125%, 6/15/2012	291,450
	Teva Pharmaceutical Finance Company, Convertible
248,000	1.750%, 2/1/2026	319,920
	U.S. Oncology, Inc.
130,000	10.750%, 8/15/2014	135,200
200,000	9.125%, 8/15/2017	209,000
	Visant Corporation
150,000	7.625%, 10/1/2012	150,375

	Total Consumer Non-Cyclical	5,985,631

Energy (3.1%)
	Chesapeake Energy Corporation
200,000	6.250%, 1/15/2018	190,500
	Compagnie Generale de Geophysique-Veritas
380,000	7.500%, 5/15/2015	380,950
	Connacher Oil and Gas, Ltd.
280,000	10.250%, 12/15/2015[d]	284,900
	Denbury Resources, Inc.
220,000	7.500%, 12/15/2015	224,400
	Enbridge Energy Partners, LP
600,000	8.050%, 10/1/2037	593,941
	Exterran Holdings, Inc., Convertible
279,000	4.250%, 6/15/2014	345,611
	Forest Oil Corporation
270,000	7.250%, 6/15/2019	271,350
	Helix Energy Solutions Group, Inc.
310,000	9.500%, 1/15/2016[d]	319,300
	Marathon Oil Corporation
450,000	7.500%, 2/15/2019	528,572
	Mariner Energy, Inc.
160,000	11.750%, 6/30/2016	179,600
	McJunkin Red Man Corporation
240,000	9.500%, 12/15/2016[d]	245,100
	Newfield Exploration Company
225,000	6.625%, 4/15/2016	228,937
	PetroHawk Energy Corporation
270,000	9.125%, 7/15/2013	281,812
	Pioneer Natural Resources Company
150,000	7.500%, 1/15/2020	154,335
	Plains Exploration & Production Company
280,000	10.000%, 3/1/2016	309,400
	SandRidge Energy, Inc.
170,000	9.875%, 5/15/2016[d]	174,675

	Total Energy	4,713,383

Financials (8.5%)
	American Express Company
600,000	6.800%, 9/1/2066[e]	585,000

Principal Amount	Long-Term Fixed Income (60.3%)	Value
Financials (8.5%) - continued
	Bank of America Corporation
$360,000	8.000%, 1/30/2018[e]	$367,319
	CNA Financial Corporation
600,000	7.350%, 11/15/2019	627,077
	Deluxe Corporation
150,000	5.125%, 10/1/2014	137,438
	Developers Diversified Realty Corporation
721,000	5.375%, 10/15/2012	720,195
	ERP Operating, LP
450,000	5.750%, 6/15/2017	465,106
	General Motors Acceptance Corporation, LLC
120,000	7.500%, 12/31/2013	122,100
	HCP, Inc.
450,000	6.700%, 1/30/2018	458,616
	ING Capital Funding Trust III
300,000	8.439%, 12/31/2010	283,500
	J.P. Morgan Chase Capital XX
560,000	6.550%, 9/29/2036[g]	525,515
	Lehman Brothers Holdings, Inc.
600,000	7.000%, 9/27/2027[f]	139,500
	Liberty Mutual Group, Inc.
300,000	10.750%, 6/15/2058[d]	336,000
	Lincoln National Corporation
870,000	6.050%, 4/20/2067	724,275
	MetLife, Inc.
675,000	7.875%, 12/15/2037[d]	688,500
	Nuveen Investments, Inc.
90,000	10.500%, 11/15/2015	87,300
	ProLogis
600,000	5.625%, 11/15/2016	580,388
	Prudential Financial, Inc.
550,000	8.875%, 6/15/2038	617,375
	Rabobank Nederland
435,000	11.000%, 6/30/2019[d]	559,784
	Reinsurance Group of America, Inc.
900,000	6.750%, 12/15/2065	826,920
	SLM Corporation
450,000	5.125%, 8/27/2012	447,142
600,000	8.000%, 3/25/2020	584,255
	Swiss RE Capital I, LP
580,000	6.854%, 5/25/2016[d]	529,230
	Wachovia Capital Trust III
430,000	5.800%, 3/15/2011	364,425
	Wells Fargo Capital XIII
370,000	7.700%, 3/26/2013	382,025
	XL Capital, Ltd.
1,200,000	6.500%, 4/15/2017	1,020,000
	ZFS Finance USA Trust II
550,000	6.450%, 12/15/2065[d]	525,250

	Total Financials	12,704,235

Technology (1.4%)
	Advanced Micro Devices, Inc., Convertible
220,000	6.000%, 5/1/2015	210,925
	Eastman Kodak Company
80,000	9.750%, 3/1/2018[d]	79,200
	EMC Corporation, Convertible
248,000	1.750%, 12/1/2013	310,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
11

Diversified Income Plus Fund

Schedule of Investments as of March 31, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (60.3%)	Value
Technology (1.4%) - continued
	First Data Corporation
$290,000	9.875%, 9/24/2015	$250,125
	Freescale Semiconductor, Inc.
250,000	8.875%, 12/15/2014[g]	238,750
	Intel Corporation, Convertible
310,000	3.250%, 8/1/2039[d]	371,613
	International Game Technology, Convertible
248,000	3.250%, 5/1/2014[d]	294,810
	NXP BV/NXP Funding, LLC
90,000	7.875%, 10/15/2014	87,750
	Seagate Technology HDD Holdings
230,000	6.800%, 10/1/2016	230,575

	Total Technology	2,073,748

Transportation (1.0%)
	Delta Air Lines, Inc.
180,000	7.920%, 11/18/2010	181,800
600,000	7.750%, 12/17/2019	630,000
	Kansas City Southern de Mexico SA de CV
210,000	7.625%, 12/1/2013	214,725
	United Maritime Group, LLC/United Maritime Group Finance Corporation
120,000	11.750%, 6/15/2015[d]	123,000
	Waste Connections, Inc., Convertible
310,000	3.750%, 4/1/2026	323,950

	Total Transportation	1,473,475

Utilities (4.3%)
	AES Corporation
570,000	7.750%, 10/15/2015	579,975
	CMS Energy Corporation, Convertible
248,000	5.500%, 6/15/2029	296,050
	Copano Energy, LLC
290,000	8.125%, 3/1/2016	293,987
	Crosstex Energy/Crosstex Energy Finance Corporation
180,000	8.875%, 2/15/2018[d]	185,625
	Dominion Resources, Inc.
600,000	6.300%, 9/30/2066	567,000
	Dynegy Holdings, Inc.
170,000	8.375%, 5/1/2016	141,100
	Edison Mission Energy
180,000	7.750%, 6/15/2016	131,400
270,000	7.000%, 5/15/2017	188,325
	El Paso Corporation
320,000	6.875%, 6/15/2014	326,529
	Energy Transfer Partners, LP
450,000	6.625%, 10/15/2036	453,078
	Enterprise Products Operating, LLC
1,000,000	7.034%, 1/15/2068	951,250
	NRG Energy, Inc.
475,000	7.375%, 2/1/2016	471,437
	Regency Energy Partners, LP
150,000	8.375%, 12/15/2013	155,625
210,000	9.375%, 6/1/2016[d]	222,600

Principal Amount	Long-Term Fixed Income (60.3%)	Value
Utilities (4.3%) - continued
	Southern Star Central Corporation
$150,000	6.750%, 3/1/2016	$151,688
	Southern Union Company
300,000	7.200%, 11/1/2066	278,250
	Texas Competitive Electric Holdings Company, LLC
390,000	10.250%, 11/1/2015[g]	271,050
	TransCanada PipeLines, Ltd.
600,000	6.350%, 5/15/2067	570,897
	Williams Partners, LP/Williams Partners Finance Corporation
220,000	7.250%, 2/1/2017	251,149

	Total Utilities	6,487,015

	Total Long-Term Fixed Income (cost $89,340,832)	90,560,941

Shares	Common Stock (28.1%)	Value
Consumer Discretionary (2.6%)
22,000	Comcast Corporation	414,040
19,000	Home Depot, Inc.	614,650
2,822	Lear Corporation[j]	223,926
18,300	Mattel, Inc.	416,142
4,700	McDonald’s Corporation	313,584
8,200	McGraw-Hill Companies, Inc.	292,330
12,300	Omnicom Group, Inc.	477,363
11,666	Time Warner, Inc.	364,796
3,700	VF Corporation	296,555
10,900	Yum! Brands, Inc.	417,797

	Total Consumer Discretionary	3,831,183

Consumer Staples (2.5%)
10,400	Kimberly-Clark Corporation	653,952
10,900	Kraft Foods, Inc.	329,616
12,300	Nu Skin Enterprises, Inc.	357,930
14,200	Philip Morris International, Inc.	740,672
5,640	Procter & Gamble Company	356,843
17,000	Safeway, Inc.	422,620
17,600	SYSCO Corporation	519,200
7,100	Wal-Mart Stores, Inc.	394,760

	Total Consumer Staples	3,775,593

Energy (2.7%)
9,500	BP plc ADR	542,165
11,100	Chevron Corporation	841,713
10,700	ConocoPhillips	547,519
9,700	Exxon Mobil Corporation	649,706
13,000	Marathon Oil Corporation	411,320
9,100	National Oilwell Varco, Inc.	369,278
9,700	Noble Corporation[j]	405,654
5,200	Royal Dutch Shell plc ADR	300,872

	Total Energy	4,068,227

Financials (9.7%)
7,100	ACE, Ltd.	371,330
6,200	AFLAC, Inc.[e]	336,598
13,700	Allstate Corporation	442,647
7,300	Ameriprise Financial, Inc.[e]	331,128
40,800	Annaly Capital Management, Inc.	700,944

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
12

Diversified Income Plus Fund

Schedule of Investments as of March 31, 2010

(unaudited)

Shares	Common Stock (28.1%)	Value
Financials (9.7%) - continued
102,000	Anworth Mortgage Asset Corporation	$687,480
32,300	Bank of America Corporation	576,555
8,500	Bank of Nova Scotia	425,170
2,400	Goldman Sachs Group, Inc.	409,512
27,750	Invesco Mortgage Capital, Inc.	638,250
93,000	iPath S&P 500 VIX Short-Term Futures ETN[g,j]	1,953,930
31,600	iShares Dow Jones U.S. Real Estate Index Fund	1,573,048
19,300	J.P. Morgan Chase & Company	863,675
8,800	MetLife, Inc.	381,392
12,100	Plum Creek Timber Company, Inc.[g]	470,811
5,700	Royal Bank of Canada	332,595
20,000	SEI Investments Company	439,400
8,400	SPDR S&P Dividend ETF[g]	414,204
7,000	Travelers Companies, Inc.	377,580
12,200	U.S. Bancorp	315,736
16,100	Unum Group	398,797
31,600	Vanguard REIT ETF	1,542,712
18,700	Wells Fargo & Company	581,944

	Total Financials	14,565,438

Health Care (2.2%)
6,700	Abbott Laboratories	352,956
14,200	AmerisourceBergen Corporation	410,664
10,500	Cardinal Health, Inc.	378,315
11,900	Eli Lilly and Company	431,018
7,800	Johnson & Johnson	508,560
14,263	Merck & Company, Inc.	532,723
39,628	Pfizer, Inc.	679,620

	Total Health Care	3,293,856

Industrials (2.7%)
4,300	3M Company	359,351
7,500	Caterpillar, Inc.	471,375
8,400	Cooper Industries plc	402,696
14,900	Equifax, Inc.	533,420
13,700	Honeywell International, Inc.	620,199
7,200	Illinois Tool Works, Inc.	340,992
9,000	ITT Corporation	482,490
7,500	Raytheon Company	428,400
5,900	United Technologies Corporation	434,299

	Total Industrials	4,073,222

Information Technology (2.1%)
21,900	Altera Corporation	532,389
56,000	EarthLink, Inc.	478,240
19,200	Intel Corporation	427,392
5,900	International Business Machines Corporation	756,675
21,300	Microsoft Corporation	623,451
9,800	Tyco Electronics, Ltd.	269,304

	Total Information Technology	3,087,451

Materials (1.3%)
9,550	ArcelorMittal[g]	419,340
10,200	Bemis Company, Inc.	292,944
5,500	BHP Billiton, Ltd. ADR	441,760
12,200	E.I. du Pont de Nemours and Company	454,328

Shares	Common Stock (28.1%)	Value
Materials (1.3%) - continued
3,400	Lubrizol Corporation	$311,848

	Total Materials	1,920,220

Telecommunications Services (1.0%)
25,300	AT&T, Inc.	653,752
26,300	Verizon Communications, Inc.	815,826

	Total Telecommunications Services	1,469,578

Utilities (1.3%)
6,100	Energen Corporation	283,833
10,300	Nicor, Inc.	431,776
32,100	NiSource, Inc.	507,180
9,400	ONEOK, Inc.	429,110
543	Semgroup Corporation[j]	15,666
571	Semgroup Corporation Warrants, $25, expires 11/30/2014[j,k]	2,198
12,300	UGI Corporation	326,442

	Total Utilities	1,996,205

	Total Common Stock (cost $42,420,825)	42,080,973

Shares	Preferred Stock (1.7%)	Value
Basic Materials (0.3%)
3,100	Freeport-McMoran Copper & Gold, Inc., Convertible, 6.750%	359,507

	Total Basic Materials	359,507

Financials (1.2%)
7,440	AMG Capital Trust I, Convertible, 5.100%	308,760
14,200	Bank of America Corporation, 8.625%	368,490
12,400	Citigroup Capital XII, 8.500%[j]	318,308
6,200	Citigroup, Inc., Convertible, 7.500%	755,656
101	GMAC, Inc., 7.000%[d]	76,987

	Total Financials	1,828,201

Utilities (0.2%)
12,400	CenterPoint Energy, Inc., Convertible, 2.000%	350,300

	Total Utilities	350,300

	Total Preferred Stock (cost $2,267,805)	2,538,008

Shares	Mutual Funds (1.4%)	Value
Fixed Income Mutual Funds (1.4%)
464,191	Thrivent High Yield Fund	2,158,488

	Total Fixed Income Mutual Funds	2,158,488

	Total Mutual Funds (cost $1,750,000)	2,158,488

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
13

Diversified Income Plus Fund

Schedule of Investments as of March 31, 2010

(unaudited)

Shares	Collateral Held for Securities Loaned (3.4%)	Value
5,078,951	Thrivent Financial Securities Lending Trust	$5,078,951

	Total Collateral Held for Securities Loaned (cost $5,078,951)	5,078,951

Principal Amount	Short-Term Investments (7.1%)[l]	Value
	Federal Home Loan Bank Discount Notes
4,500,000	0.080%, 4/5/2010	4,499,960
2,085,000	0.132%, 4/14/2010[m]	2,084,901
	Jupiter Securitization Corporation
2,930,000	0.100%, 4/1/2010	2,930,000
	Liberty Street Funding, LLC
1,150,000	0.080%, 4/1/2010	1,150,000

	Total Short-Term Investments (at amortized cost)	10,664,861

	Total Investments (cost $151,650,407) 102.1%	$153,231,672

	Other Assets and Liabilities, Net (2.1%)	(3,207,784)

	Total Net Assets 100.0%	$150,023,888

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the security is insured or guaranteed.
c	Denotes variable rate obligations for which the current coupon rate and next scheduled reset date are shown.
d	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2010, the value of these investments was $13,229,027 or 8.8% of total net assets.
e	All or a portion of the security was earmarked to cover written options.
f	In bankruptcy. Interest is not being accrued.
g	All or a portion of the security is on loan.
h	Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.
i	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Diversified Income Plus Fund owned as of March 31, 2010.

Security	Acquisition Date	Amortized Cost
Commercial Mortgage Pass-Through Certificates	5/2/2007	$1,000,000
Tunica-Biloxi Gaming Authority	11/8/2005	310,000
Wachovia Bank Commercial Mortgage Trust	4/25/2007	1,250,000

j	Non-income producing security.
k	Security is fair valued.

l	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
m	At March 31, 2010, $599,972 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$8,634,225
Gross unrealized depreciation	(7,052,960)

Net unrealized appreciation (depreciation)	$1,581,265

Cost for federal income tax purposes	$151,650,407

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
14

Diversified Income Plus Fund

Schedule of Investments as of March 31, 2010

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2010, in valuing Diversified Income Plus Fund’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Financials	149,450	–	149,450	–
Long-Term Fixed Income
Asset-Backed Securities	7,634,820	–	6,443,580	1,191,240
Basic Materials	5,197,283	–	5,197,283	–
Capital Goods	2,987,494	–	2,987,494	–
Collateralized Mortgage Obligations	16,710,667	–	16,710,667	–
Commercial Mortgage-Backed Securities	10,593,675	–	10,593,675	–
Communications Services	6,906,379	–	6,906,379	–
Consumer Cyclical	7,093,136	–	7,093,136	–
Consumer Non-Cyclical	5,985,631	–	5,985,631	–
Energy	4,713,383	–	4,713,383	–
Financials	12,704,235	–	12,704,235	–
Technology	2,073,748	–	2,073,748	–
Transportation	1,473,475	–	661,675	811,800
Utilities	6,487,015	–	6,487,015	–
Common Stock
Consumer Discretionary	3,831,183	3,831,183	–	–
Consumer Staples	3,775,593	3,775,593	–	–
Energy	4,068,227	4,068,227	–	–
Financials	14,565,438	14,565,438	–	–
Health Care	3,293,856	3,293,856	–	–
Industrials	4,073,222	4,073,222	–	–
Information Technology	3,087,451	3,087,451	–	–
Materials	1,920,220	1,920,220	–	–
Telecommunications Services	1,469,578	1,469,578	–	–
Utilities	1,996,205	1,994,007	–	2,198
Preferred Stock
Basic Materials	359,507	359,507	–	–
Financials	1,828,201	1,442,454	385,747	–
Utilities	350,300	–	350,300	–
Mutual Funds
Fixed Income Mutual Funds	2,158,488	2,158,488	–	–
Collateral Held for Securities Loaned	5,078,951	5,078,951	–	–
Short-Term Investments	10,664,861	–	10,664,861	–

Total	$153,231,672	$51,118,175	$100,108,259	$2,005,238

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	96,143	96,143	–	–
Call Options Written	5,001	5,001	–	–

Total Asset Derivatives	$101,144	$101,144	$–	$–

Liability Derivatives
Futures Contracts	19,923	19,923	–	–

Total Liability Derivatives	$19,923	$19,923	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
15

Diversified Income Plus Fund

Schedule of Investments as of March 31, 2010

(unaudited)

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Diversified Income Plus Fund.

Investments in Securities	Value December 31, 2009	Accrued Discounts and/or Premiums	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Net Purchases/(Sales)	Transfers Into Level 3	Transfers Out of Level 3	Value March 31, 2010
Long-Term Fixed Income
Asset-Backed Securities	2,226,535	–	–	64,705	(1,100,000)	–	–	1,191,240
Transportation	180,900	(196)	–	(1,904)	633,000	–	–	811,800
Utilities	14,132	–	–	3,732	–	–	(15,666)	2,198
Total	$2,421,567	($196)	$–	$66,533	($467,000)	$–	($15,666)	$2,005,238

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
5-Yr. U.S. Treasury Bond Futures	39	June 2010	$4,498,830	$4,478,907	($19,923)
10-Yr. U.S. Treasury Bond Futures	(20)	June 2010	(2,333,230)	(2,325,000)	8,230
S&P 500 Index Mini-Futures	77	June 2010	4,398,107	4,486,020	87,913
Total Futures Contracts					$76,220

Call Options Written	Number of Contracts	Exercise Price	Expiration Date	Value	Unrealized Gain/(Loss)
S&P 500 Mini-Futures	25	$1,190.00	April 2010	($5,188)	$3,806
S&P 500 Mini-Futures	20	1,185 .00	April 2010	(5,500)	1,195
Total Call Options Written				($10,688)	$5,001

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Diversified Income Plus Fund, is as follows:

Fund	Value December 31, 2009	Gross Purchases	Gross Sales	Shares Held at March 31, 2010	Value March 31, 2010	Income Earned January 1, 2010 - March 31, 2010
High Yield	$2,125,995	$–	$–	464,191	$2,158,488	$45,165
Thrivent Financial
Securities Lending Trust	3,207,922	10,605,094	8,734,065	5,078,951	5,078,951	1,970
Total Value and Income Earned	5,333,917				7,237,439	47,135

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
16

Notes to Schedule of Investments

As of March 31, 2010

(unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments – Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Trustees. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price. Swaps are valued using pricing sources approved by the Board of Trustees and the change in value, if any, is recorded as unrealized gains or losses. Mutual funds are valued at the net asset value at the close of each business day.

For all Funds, other than Money Market Fund, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a fund security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The market values of the securities held in Money Market Fund are determined once per week using prices supplied by the Funds’ independent pricing service. Money Market Fund and the Funds’ investment adviser follow procedures necessary to maintain a constant net asset value of $1.00 per share.

All securities for which market values are not readily available or deemed unreliable are appraised at fair value as determined in good faith under the direction of the Board of Trustees.

Generally Accepted Accounting Principles defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value requirements, which improve the consistency and comparability of fair value measurements used in financial reporting. Various inputs are summarized in three broad levels: Level 1 includes quoted prices in active markets for identical securities; Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk; and Level 3 includes significant unobservable inputs such as the Fund’s own assumptions and broker evaluations in determining the fair value of investments.

Fair Valuation of International Securities – Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board of Trustees, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets. The Board of Trustees has authorized the investment adviser to make fair valuation determinations pursuant to policies approved by the Board of Trustees.

Foreign Currency Forward Contracts – In connection with purchases and sales of securities denominated in foreign currencies all Funds, except Money Market Fund, may enter into foreign currency forward contracts. Additionally, the Funds may enter into such contracts to hedge certain other foreign currency denominated investments. These contracts are recorded at market value and the related realized and unrealized foreign exchange gains and losses are recorded. In the event that counterparties fail to settle these forward contracts, the Funds could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-counter and the Fund is exposed to counterparty risk equal to the discounted net amount of payments to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the foreign currency contract increases in value to the Fund, the Fund receives collateral from the counterparty.

Options – All Funds, with the exception of Money Market Fund, may buy put and call options and write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid and has no significant counterparty risk as the exchange guarantees the contract against default. Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in

17

Notes to Schedule of Investments

As of March 31, 2010

(unaudited)

the price of the underlying security. The counterparty risk for written options arises when the Fund has purchased an option, exercised that option, and the counterparty does not buy or sell the Fund’s underlying asset as required. In the case where the Fund has sold an option, the Fund does not have counterparty risk. Counterparty risk on written options is partially mitigated by the Fund’s collateral posting requirements. As the written option increases in value to the Fund, the Fund receives collateral from the counterparty.

Futures Contracts – Certain Funds may use futures contracts to manage the exposure to interest rate, market and currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Funds may be earmarked to cover open futures contracts. The futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, the realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.

Swap Agreements – Certain Funds enter into swap transactions, which involve swapping one or more investment characteristics of a security, or a basket of securities, with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at fair value of the contract as provided by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Periodic payments and receipts and payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or third party, in connection with these agreements. These swap agreements are over-the-counter and the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the swap increases in value to the Fund, the Fund receives collateral from the counterparty.

Credit Default Swaps – A credit default swap is a swap agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Funds may be either the protection seller or the protection buyer.

Certain Funds enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices (CDX Indices). CDX indices are static Funds of equally weighted credit default swaps referencing corporate bonds and/or loans designed to provide diversified credit exposure to these asset classes. Funds sell default protection and assume long-risk positions in individual credits or the indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost efficient and diversified structure. In the event that a position would default, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract the maximum potential amount of future payments would be the notional amount. For CDS contracts, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which would include reduction in interest or principal, maturity extension and subordination to other obligations. Refer to the credit default swap tables located within the Fund’s Schedule of Investments for additional information.

Additional information for the Funds’ policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Funds’ most recent annual or semiannual shareholder report.

18

Item 2.	Controls and Procedures

(a) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 3.	Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: May 25, 2010	THRIVENT MUTUAL FUNDS

	By:	/s/ Russell W. Swansen
Russell W. Swansen
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: May 25, 2010	By:	/s/ Russell W. Swansen
Russell W. Swansen
President

Date: May 25, 2010	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer